Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue	$ 1,295,542	$ 807,009	$ 1,498,874	$ 1,916,453
Cost of revenue	596,845	(12,625)	63,144	808,315
Gross margin (loss)	698,697	819,634	1,435,730	1,108,138
Operating expenses
Compensation	1,225,754	1,093,360	1,941,672	3,099,285
Research and development		108,861	204,043	362,013
Marketing	130,318	116,782	274,039	838,603
Stock based compensation	3,310,183	2,878,525	9,442,717	20,165,067
Impairment of intangible assets				13,334
General and administrative	1,250,030	1,263,658	1,910,480	3,865,614
Total operating expenses	5,916,285	5,461,186	13,772,951	28,343,916
Loss from operations	(5,217,588)	(4,641,552)	(12,337,221)	(27,235,778)
Other income (expenses)
Other income	1,068,704	5,856	9,474	109,931
Interest expense	(128,117)	(261,495)	(319,155)	(884,692)
Accretion of debt discount and issuance cost	(48,775)	(1,000,091)	(2,120,640)	(5,671,843)
Derivative expense
Change in derivative liability		3,142,678	7,836,522	(4,744,187)
Impairment of investment
Impairment of debt security
Settlement of vendor liabilities	777,159	711,801	3,726,317	366,587
Inducement expense		(7,716,525)	(1,465,308)
Unrealized gain on marketable securities	36,461
Other income (expenses), net	1,705,432	(5,117,776)	7,667,210	(10,824,204)
Loss from Continuing Operations			(4,670,011)	(38,059,982)
Loss from Discontinued Operations				(934,546)
Loss before income tax provision	(3,512,156)	(9,759,328)	(4,670,011)	(38,994,528)
Provision for income Tax
Net loss	(3,512,156)	(9,759,328)	(4,670,011)	(38,994,528)
Net loss Attributable to noncontrolling interest arising from:
Continuing Operations	(169,550)	(206)	(2,555,059)	(35,435)
Net loss attributable to noncontrolling interest	(169,550)	(206)	(2,555,059)	(35,435)
Net Loss attributable to Creatd, Inc. arising from:
Continuing Operations	(3,681,705)	(9,759,534)	(2,114,952)	(38,959,092)
Net loss attributable to Creatd, Inc.	(3,681,705)	(9,759,534)	(2,114,952)	(38,959,092)
Deemed dividend	1,363,254	8,110,048	(33,017,888)	(32,554,410)
Net loss attributable to common shareholders	(5,044,959)	(17,869,582)	(35,132,840)	(71,513,502)
Currency translation gain (loss)	(358)		(123,574)	(33,960)
Comprehensive loss	$ (3,512,514)	$ (9,759,328)	$ (4,793,585)	$ (39,028,488)
Per-share data
Basic loss per share from continuing operations (in Dollars per share)			$ (13.69)	$ (0.6)
Diluted loss per share from continuing operations (in Dollars per share)			(13.69)	(0.6)
Basic loss per share from discontinued operations (in Dollars per share)				(0.01)
Diluted loss per share from discontinued operations (in Dollars per share)				(0.01)
Basic loss per share (in Dollars per share)	$ (0.38)	$ (8.25)	(13.69)	(0.61)
Diluted loss per share (in Dollars per share)	$ (0.38)	$ (8.25)	$ (13.69)	$ (0.61)
Weighted average number of common shares outstanding (in Shares)	9,290,634	1,182,234	2,566,027	118,606,984